Intangible Assets, Net of Accumulated Amortization (Tables) - HZO, Inc. and Subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Assets
Schedule of intangible assets, net of accumulated amortization

As of March 31, 2026
Remaining
		Amortization	Gross
	Useful	Period in	Carrying	Accumulated	Net Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	2.6	$3,875,812	$2,802,223	$1,073,589

As of December 31, 2025
Remaining
		Amortization	Gross
	Useful	Period in	Carrying	Accumulated	Net Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	2.8	$3,875,812	$2,698,327	$1,177,485

Intangible assets, net of accumulated amortization consists of the following as of December 31:

2025
Remaining
		Amortization	Gross		Net
	Useful	Period in	Carrying	Accumulated	Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	2.8	$3,875,812	$2,698,327	$1,177,485

2024
Remaining
		Amortization	Gross		Net
	Useful	Period in	Carrying	Accumulated	Carrying
	Life	Years	Amount	Amortization	Amount
Developed technology asset	10 years	3.8	$3,875,812	$2,282,745	$1,593,067

Schedule of future amortization expense	The estimated future amortization expense of the intangible asset as of March 31 is as follows:

Amount
2026 (remaining)	311,687
2027	415,583
2028	346,319
Total	$1,073,589
The estimated future amortization expense of the intangible asset as of December 31 is as follows:

Amount
2026	415,583
2027	415,583
2028	346,319
Total	$1,177,485